Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Segment Reporting [Abstract]
Segment Information
Segment Information

For a detailed discussion of the Company’s principles and detailed discussions regarding its operating segments refer to note 13 “Segment Information” in the Company’s consolidated financial statements for the year ended December 31, 2014.

The presentation of the March 31, 2015 and 2014 consolidated statements of operations have been revised to correctly classify $21 million and $12 million, respectively, of of independent sales organization commissions expenses, as Selling, general, and administrative expense. Previously, these costs were included in Cost of services and Cost of products sold. The impact of these revisions was not considered to be material to previously issued consolidated financial statements and had no effect on net loss, equity, or cash flows in any previously issued consolidated financial statements.

The following tables present the Company’s operating segment results for the periods presented:

	Three months ended March 31, 2015
(in millions)	Global Business Solutions	Global Financial Solutions	Network & Security Solutions	Corporate	Totals
Revenues:
Transaction and processing service fees	$769	$319	$305	$—	$1,393
Product sales and other	187	38	31	—	256
Equity earnings in affiliates	6	—	—	—	6
Total segment revenues	$962	$357	$336	$—	$1,655
Depreciation and amortization	$119	$97	$21	$8	$245
Segment EBITDA	360	119	130	(46)	563
Other operating expenses and other income (expense) excluding divestitures	9	(3)	—	27	33

	Three months ended March 31, 2014
(in millions)	Global Business Solutions	Global Financial Solutions	Network & Security Solutions	Corporate	Totals
Revenues:
Transaction and processing service fees	$767	$319	$308	$—	$1,394
Product sales and other	170	36	22	—	228
Equity earnings in affiliates	7	—	—	—	7
Total segment revenues	$944	$355	$330	$—	$1,629
Depreciation and amortization	$131	$101	$25	$5	$262
Segment EBITDA	386	120	144	(36)	614
Other operating expenses and other income (expense) excluding divestitures	(26)	1	—	23	(2)
A reconciliation of reportable segment amounts to the Company’s consolidated balances is as follows:

	Three months ended March 31,
(in millions)	2015	2014
Total segment revenues	$1,655	$1,629
Adjustments to reconcile to consolidated revenues:
Adjustments for non-wholly-owned entities (a)	20	1
Independent sales organizations (ISO) commission expense	147	135
Reimbursable debit network fees, postage and other	873	875
Consolidated revenues	$2,695	$2,640
Segment EBITDA:
Global Business Solutions	$360	$386
Global Financial Services	119	120
Network & Security Solutions	130	144
Total reported segments	609	650
Corporate	(46)	(36)
Adjusted EBITDA	563	614
Adjustments to reconcile to Net loss attributable to First Data Corporation:
Adjustments for non-wholly-owned entities (a)	7	2
Depreciation and amortization	(251)	(265)
Interest expense	(407)	(467)
Interest income	1	3
Other items (b)	(5)	(6)
Income tax expense	(3)	(37)
Stock based compensation	(7)	(29)
Costs of alliance conversions	(3)	(7)
Kohlberg Kravis Roberts & Co. (KKR) related items	(6)	(6)
Debt issuance costs	(1)	(3)
Net loss attributable to First Data Corporation	$(112)	$(201)

(a)	Net adjustment to reflect the Company’s proportionate share of alliance revenue and EBITDA and amortization related to equity method investments not included in segment EBITDA.

(b)
Includes adjustments to exclude the official check and money order businesses due to the Company's wind down of these businesses, restructuring, litigation and regulatory settlements, and “Other income (expense)” as presented in the unaudited consolidated statements of operations, which includes divestitures, impairments, derivative gains and (losses), and non-operating foreign currency gains and (losses).

A reconciliation of reportable segment depreciation and amortization amounts to the Company’s consolidated balances in the unaudited consolidated statements of cash flows and unaudited consolidated statements of operations is as follows:

	Three months ended March 31,
(in millions)	2015	2014
Segment depreciation and amortization	$245	$262
Adjustments for non-wholly-owned entities	21	19
Amortization of initial payments for new contracts	11	11
Total consolidated depreciation and amortization per unaudited consolidated statements of cash flows	277	292
Less: Amortization of equity method investment	(15)	(16)
Less: Amortization of initial payments for new contracts	(11)	(11)
Total consolidated depreciation and amortization per unaudited consolidated statements of operations	$251	$265

Segment Information

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by a company’s chief operating decision maker (CODM), or decision-making group, in deciding how to allocate resources and in assessing performance. First Data’s CODM is its Chief Executive Officer. The Company is organized into three segments: Global Business Solutions, Global Financial Solutions, and Network & Security Solutions.

The presentation of the 2014, 2013, and 2013 consolidated statements of operations have been revised to correctly classify $88 million, $91 million, and $81 million of Independent Sales Organization (ISO) commission expenses, respectively, as Selling, general, and administrative expense. Previously, these costs were included in Cost of services and Cost of products sold. The impact of these revisions was not considered to be material to previously issued consolidated financial statements and had no effect on net loss, equity or cash flows in any previously issued consolidated financial statements.

The business segment measurements provided to and evaluated by the CODM are computed in accordance with the principles listed below.

•	The accounting policies of the operating segments are the same as those described in note 1 "Summary of Significant Accounting Policies."

•	Intersegment revenues are eliminated in the segment that sells directly to the end market.

•	Segment revenue excludes reimbursable debit network fees, postage, and other revenue.

•
Segment earnings before net interest expense, income taxes, depreciation and amortization (EBITDA) includes equity earnings in affiliates and excludes depreciation and amortization expense, net income attributable to noncontrolling interests, other operating expenses, and other income (expense). Additionally, segment EBITDA is adjusted for items similar to certain of those used in calculating the Company’s compliance with debt covenants. The additional items that are adjusted to determine segment EBITDA are:

•	stock based compensation and related expense is excluded;

•	official check and money order businesses’ EBITDA are excluded as these are winding down;

•
certain costs directly associated with the termination of the Chase Paymentech Solutions alliance, and expenses related to the conversion of certain BAMS alliance merchant clients onto the Company’s platforms (excludes costs accrued in purchase accounting). Effective October 1, 2011, First Data and Bank of America N.A. (the Bank) jointly decided to have First Data operate the Bank’s legacy settlement platform. Transition costs associated with the revised strategy are also excluded from segment EBITDA;

•	debt issuance costs are excluded and represent costs associated with issuing debt and modifying the Company’s debt structure; and

•	KKR related items include annual sponsor and other fees for management, consulting, financial, and other advisory services are excluded.

•
For significant affiliates, segment revenue and EBITDA are reflected based on the Company's proportionate share of the results of its investments in businesses accounted for under the equity method and consolidated subsidiaries with noncontrolling ownership interests. For other affiliates, the Company includes equity earnings in affiliates, excluding amortization expense, in segment revenue and EBITDA. In addition, the Company's Global Business Solutions segment measures reflect revenue-based commission payments to ISOs and sales channels which are treated as an expense in the consolidated statements of operations, as contra revenue to be consistent with revenue share arrangements with other ISO’s and sales channels that are recorded as contra revenue.

•
Corporate operations include corporate-wide governance functions such as the executive group, certain legal, tax, treasury, internal audit, accounting, human resources, and strategy. Costs incurred by Corporate that are attributable to a segment are allocated to the respective segment.

The following tables present the Company’s operating segment results for the years ended December 31, 2014, 2013, and 2012:

	Year ended December 31, 2014
(in millions)	Global Business Solutions	Global Financial Solutions	Network & Security Solutions	Corporate	Totals
Revenues:
Transaction and processing service fees	$3,250	$1,313	$1,277	$—	$5,840
Product sales and other	766	176	92	—	1,034
Equity earnings in affiliates	30	—	—	—	30
Total segment revenues	$4,046	$1,489	$1,369	$—	$6,904
Depreciation and amortization	$518	$401	$90	$23	$1,032
Segment EBITDA	1,687	529	608	(161)	2,663
Other operating expenses and other income (expense) excluding divestitures	38	(3)	96	15	146
Equity earnings in affiliates	216	—	4	—	220

	Year ended December 31, 2013
(in millions)	Global Business Solutions	Global Financial Solutions	Network & Security Solutions	Corporate	Totals
Revenues:
Transaction and processing service fees	$3,197	$1,217	$1,284	$—	$5,698
Product sales and other	709	167	78	—	954
Equity earnings in affiliates	32	—	—	—	32
Total segment revenues	$3,938	$1,384	$1,362	$—	$6,684
Depreciation and amortization	$543	$424	$107	$17	$1,091
Segment EBITDA	1,644	404	549	(148)	2,449
Other operating expenses and other income (expense) excluding divestitures	36	(10)	(5)	(118)	(97)
Equity earnings in affiliates	185	—	3	—	188

	Year ended December 31, 2012
(in millions)	Global Business Solutions	Global Financial Solutions	Network & Security Solutions	Corporate	Totals
Revenues:
Transaction and processing service fees	$3,090	$1,220	$1,341	$—	$5,651
Product sales and other	744	186	65	—	995
Equity earnings in affiliates	36	—	—	—	36
Total segment revenues	$3,870	$1,406	$1,406	$—	$6,682
Depreciation and amortization	$626	$449	$89	$21	$1,185
Segment EBITDA	1,606	370	585	(125)	2,436
Other operating expenses and other income (expense) excluding divestitures	(43)	(15)	1	(65)	(122)
Equity earnings in affiliates	153	—	5	—	158

A reconciliation of reportable segment amounts to the Company’s consolidated balances is as follows:

	Year ended December 31,
(in millions)	2014	2013	2012
Total segment revenues	$6,904	$6,684	$6,682
Adjustments to reconcile to consolidated revenues:
Adjustments for non-wholly owned entities (a)	57	39	73
ISO commission expense	587	579	563
Reimbursable debit network fees, postage, and other	3,604	3,507	3,362
Consolidated revenues	$11,152	$10,809	$10,680
Segment EBITDA:
Global Business Solutions	$1,687	$1,644	$1,606
Global Financial Solutions	529	404	370
Network & Security Solutions	608	549	585
Total reported segments	2,824	2,597	2,561
Corporate	(161)	(148)	(125)
Adjusted EBITDA	2,663	2,449	2,436
Adjustments to reconcile to Net loss attributable to First Data Corporation:
Adjustments for non-wholly owned entities (a)	24	2	7
Depreciation and amortization	(1,056)	(1,091)	(1,192)
Interest expense	(1,753)	(1,881)	(1,898)
Interest income	11	11	9
Loss on debt extinguishment	(260)	—	—
Other items (b)	95	(129)	(150)
Income tax (expense) benefit	(82)	(87)	224
Stock based compensation	(50)	(38)	(12)
Costs of alliance conversions	(20)	(68)	(77)
KKR related items	(27)	(32)	(34)
Debt issuance costs	(3)	(5)	(14)
Net loss attributable to First Data Corporation	$(458)	$(869)	$(701)

(a)	Net adjustment to reflect First Data’s proportionate share of alliance revenue and EBITDA and amortization related to equity method investments not included in segment EBITDA.

(b)
Includes adjustments to exclude the official check and money order businesses due to the Company's wind down of these businesses, restructuring, certain retention bonuses, litigation and regulatory settlements, and “Other income (expense)” as presented in the consolidated statement of operations, which includes divestitures, impairments, derivative gains and (losses), and non-operating foreign currency gains and (losses).

Total segment assets, capital expenditures, and investment in unconsolidated affiliates are not disclosed as the CODM does not utilize such information when allocating resources to the segment or when assessing the segments' performance.

A reconciliation of reportable segment depreciation and amortization amounts to the Company’s consolidated balances in the consolidated statements of cash flows is as follows:

	Year ended December 31,
(in millions)	2014	2013	2012
Segment depreciation and amortization	$1,032	$1,091	$1,185
Adjustments for non-wholly owned entities	86	79	102
Amortization of initial payments for new contracts	45	42	44
Total consolidated depreciation and amortization per consolidated statements of cash flows	1,163	1,212	1,331
Less: Amortization of equity method investment	(62)	(79)	(95)
Less: Amortization of initial payments for new contracts	(45)	(42)	(44)
Total consolidated depreciation and amortization per consolidated statements of operations	$1,056	$1,091	$1,192

Information concerning principal geographic areas was as follows:

(in millions)	United States	International	Total
Revenues:
2014	$9,428	$1,724	$11,152
2013	9,145	1,664	10,809
2012	9,046	1,634	10,680
Long-Lived Assets:
2014	$19,708	$2,588	$22,296
2013	20,020	2,959	22,979
2012	20,595	3,128	23,723

“International” represents businesses of significance, which have local currency as their functional currency regardless of the segments to which the associated revenues and long-lived assets applied.